Related parties	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related parties

12. Related parties

The Company’s research and development expenses are a combination of third-party expenses, and related party expenses, as detailed below:

	Six Months Ended June 30, 2023
	Third Parties	Related Parties	Total
(in Euros)	(Unaudited)
Consultants & other third parties	€150,402	€72,500	€222,902
Materials & supplies	2,464,107	660,863	3,124,970
Compensation (including share-based)	212,003	330,796	542,799
Travel & entertainment	27,892	-	27,892
Other	3,239	-	3,239
Total	€2,857,643	€1,064,159	€3,921,802

	Six Months Ended June 30, 2022
	Third Parties	Related Parties	Total
(in Euros)	(Unaudited)
Consultants & other third parties	€298,265	€40,000	€338,265
Materials & supplies	837,098	-	837,098
Compensation (including share-based)	162,167	215,761	377,928
Travel & entertainment	65,938	-	65,938
Other	21,350	-	21,350
Total	€1,384,818	€255,761	€1,640,579

Related party research and development expenses refer specifically to the costs of preclinical and clinical activities charged by OSR. The increase in related party expenses in the first six months ended June 2023 is mainly due to the Company’s new amended and restated license agreement with OSR (see Note 12. Related parties) and the reduction of the R&D tax credit compensation effect. (See Note 2. Summary of significant accounting policies.)

The Company’s general and administrative expenses are also a combination of third-party and related party expenses, as detailed below:

	Six Months Ended June 30, 2023
	Third Parties	Related Parties	Total
(In Euros)	(Unaudited)
Compensation (including share-based)	€697,228	€673,795	€1,371,023
Accounting, legal & other professional	720,989	-	720,989
Facility & insurance related	2,868	8,171	11,039
Consultants & other third parties	314,059	-	314,059
Other	460,320	943	461,263
Total	€2,195,464	€682,909	€2,878,373

	Six Months Ended June 30, 2022
	Third Parties	Related Parties	Total
(In Euros)	(Unaudited)
Compensation (including share-based)	€522,012	€421,558	€943,570
Accounting, legal & other professional	376,642	-	376,642
Facility & insurance related	3,873	7,457	11,330
Consultants & other third parties	384,243	-	384,243
Other	794,248	3,525	797,773
Total	€2,081,018	€432,540	€2,513,558

The Company’s accounts payable to related parties are comprised as follows:

	At June 30,	At December 31,
	2023	2022
(in Euros)	(Unaudited)
San Raffaele Hospital (OSR)	€130,220	€150,206
Carlo Russo	-	198
Richard Slansky	-	1,584
Total	€130,220	€151,988

The Company’s accrued expenses to related parties are comprised as follows:

	At June 30	At December 31
	2023	2022
(in Euros)	(Unaudited)
San Raffaele Hospital (OSR)	€401,562	€176,559
Pierluigi Paracchi	84,000	112,501
Richard Slansky	62,922	81,369
Carlo Russo	83,897	118,778
Total	€632,381	€489,207

The Company has identified the following related parties:

●	Pierluigi Paracchi (director and co-founder of the Company);

●	Luigi Naldini (co-founder of the Company and executive scientific board chairman);

●	Bernard Rudolph Gentner (co-founders of the Company and member of scientific advisory board);

●	Carlo Russo (Chief Medical Officer);

●	Richard Slansky (Chief Financial Officer);

●	Ospedale San Raffaele (co-founder of the Company, shareholder, main service provider for clinical activity and licensor of brands of any product that can be obtained through research).

These parties could exercise significant influence on the Company’s strategic decisions, behavior, and future plans.

The following is a description of the nature of the transactions between the Company and these related parties:

Pierluigi Paracchi

Mr. Pierluigi Paracchi, President and Chairman of the Company prior to the conversion, is the current Chief Executive Officer, Vice-Chairman, as well as co-founder. His current employment arrangement with the Company provides an annual gross salary of €420,000 plus a 40% annual bonus subject to Board approval. Mr. Paracchi also has use of a Company car, for which the Company entered an operating lease agreement in February 2022.

In April 2022, Mr. Paracchi received a bonus of €50,000 (gross amount), of which €23,000 related to the activity performed in the second half of 2021 and €37,000 for the activity performed following the IPO in the first few months of 2022. In July 2022, the Board approved an increase in Mr. Paracchi’s bonus from 20% to 40% effective January 1, 2023.

In March 2023, Mr. Paracchi was paid a bonus of approximately €112,000 (gross amount), related to the activity performed in 2022. The bonus was accrued in 2022.

For the six months ended June 30, 2023 and June 30, 2022, the Company expensed approximately €303,000 and €248,000, respectively, related to compensation for Mr. Paracchi. As of June 30, 2023, the Company accrued €84,000 for Mr. Paracchi’s bonus to reward the activity performed in 2023.

Luigi Naldini/Bernard Rudolph Gentner

Drs. Luigi Naldini and Bernhard Gentner are co-founders of Genenta and part of the Scientific Advisory Board (“SAB”), with Dr. Naldini as Chairman, and Dr. Gentner as a member. The Company has consulting agreements with each of Drs. Naldini and Gentner.

Dr. Naldini oversees the pre-clinical studies for the Company, specifically, in solid tumor indications. The consulting agreement with Dr. Naldini provided for an annual fee of €50,000 until June 30, 2022. Starting July 1, 2022, a new agreement with Dr. Naldini was executed, which includes an annual fee of €100,000. As of June 30, 2023, Dr. Naldini billed €50,000, and all the issued invoices were paid before June 30, 2023.

Dr. Gentner, like Dr. Naldini, oversees pre-clinical research related to the Company’s platform technology and in addition, he analyzes clinical biological data. The consulting agreement with Dr. Gentner provided for an annual fee of €30,000 until June 30, 2022. An amendment of the same started on July 1, 2022, providing new fees in the amount of €45,000 per year. As of June 30, 2023, Dr. Gentner billed €22,500 and all the issued invoices were paid before June 30, 2023.

Carlo Russo

Dr. Carlo Russo serves the Company as Chief Medical Officer and Head of Development. Dr. Russo is responsible for the clinical development of Temferon™, the Company’s gene therapy platform.

From the IPO date, Dr. Russo has been employed by the US Subsidiary with the same title, role and responsibilities under an employment agreement that provides an annual gross salary of $500,000, plus a 30% bonus subject to Board approval.

For the six months ended June 30, 2023, and June 30, 2022, the Company expensed approximately €331,000 and €215,761, respectively, related to compensation for Dr. Russo. At June 30, 2023, the Company accrued €83,897 for Dr. Russo’s compensation and bonus to reward the activity performed in 2023.

Richard Slansky

Mr. Richard Slansky is the Chief Financial Officer of the Company. In 2022, pursuant to his employment agreement, Mr. Slansky was entitled to receive a gross annual compensation of $300,000 per year + 30% annual bonus subject to Board approval. Beginning January 1, 2023, the Board adjusted Mr. Slansky’s gross annual compensation and it was increased to $375,000 plus a 30% annual bonus (subject to Board approval).

In July 2022, Mr. Slansky was awarded a stock option grant and part of it was immediately vested, with value accrued into the Company’s consolidated statements of operations and comprehensive loss of approximately €80,381.

For the six months ended June 30, 2023, and June 30, 2022, the Company expensed approximately €253,000 and €173,317, respectively, related to compensation for Mr. Slansky. As of June 30, 2023, the Company accrued approximately €62,922 for Mr. Slansky’s compensation and bonus to reward the activity performed in 2023.

OSR – San Raffaele Hospital

OSR - San Raffaele Hospital is a co-founder of the Company and a shareholder with an ownership greater than 5%, and the Company is a corporate and research spin-off of OSR. OSR is one of the leading biomedical research institutions in Italy and Europe, with a 45-year history of developing innovative therapies and procedures. The Company has agreements to license technology, to perform research, pre-clinical and clinical activities, as well as to lease facilities and obtain certain other support functions. The Company’s headquarters is currently located in an OSR facility.

Amended and Restated OSR License Agreement

The Company entered into an amended and restated license agreement (the “Amended and Restated OSR License Agreement” or “ARLA”) with OSR in March 2023. The ARLA replaced the Company’s original License Agreement originally entered into with OSR on December 15, 2014, as subsequently amended on March 16, 2017, February 1, 2019, December 23, 2020, September 28, 2021, January 22, 2022, September 29, 2022 and December 22, 2022 (the “Original OSR License Agreement”).

The effectiveness of the ARLA was subject to Italy’s Law Decree No. 21 of March 15, 2012 (i.e., the Italian Golden Power regulations), as subsequently amended and supplemented, and would not become effective until the applicable Italian governmental authority consented to the ARLA. On April 20, 2023, such consent was received and the ARLA became effective.

Pursuant to the terms of the ARLA, OSR has granted the Company an exclusive, royalty-bearing, non-transferrable (except with the prior written consent of OSR), sublicensable, worldwide license, subject to certain retained rights, to (1) certain patents, patent applications and existing know-how for the use in the field(s) of Interferon (“IFN”) gene therapy by lentiviral based-hematopoietic stem and progenitor cells (“HSPC”) gene transfer with respect to (a) any solid cancer indication (including glioblastoma and solid liver cancer) and/or (b) any lympho-hematopoietic indication for which the Company exercises an option (described below); and (2) certain gene therapy products (subject to certain specified exceptions related to replication competent viruses) developed during the license term for use in the aforementioned field(s) consisting of any lentivirals or other viral vectors regulated by miR126 and/or miR130 and/or other miRs with the same expression pattern as miR126 and miR130 in hematopoietic cells for the expression of IFN under the control of a Tie2 promoter. Lympho-hematopoietic indication means any indication related to lympho-hematopoietic malignancies and solid cancer indication means any solid cancer indication (e.g., without limitation, breast, pancreas, colon cancer), with each affected human organ counting as a specific solid cancer indication.

The rights retained by OSR, and extending to its affiliates, include the right to use the licensed technology for internal research within the field(s) of use, the right to use the licensed technology within the field(s) of use other than in relation to the licensed products, and the right to use the licensed technology for any use outside the field(s) of use, but subject to the options described below. In addition, the Company granted OSR a perpetual, worldwide, royalty-free, non-exclusive license to any improvement generated by the Company with respect to the licensed technology, to conduct internal research within the field(s) of use directly, or in or with the collaboration third parties; and, for any use outside the field(s) of use, in which case the license is sublicensable by OSR. Finally, the world-wide rights for the field(s) of use granted to the Company regarding the Lentigen know-how are non-exclusive and cannot be sublicensed due to a pre-existing nonexclusive sublicense to these rights between OSR and GlaxoSmithKline Intellectual Property Development Limited.

Pursuant to the ARLA, the Company has an exclusive option exercisable until April 20, 2026 (the “OPI Option Period”) to any OSR product improvements at no additional cost, which could be useful for the development and/or commercialization of licensed products in the field of use (the “OPI Option”). The Company also has an exclusive option exercisable until April 20, 2026 (the “LHI Option Period”) to any lympho-hematopoietic indication(s) to be included as part of the field of use, on an indication-by-indication basis, subject to the payment of specified option fees and milestone payments (the “LHI Option”):

●	€1.0 million for the first lympho-hematopoietic indication;
●	€0.5 million for the second lympho-hematopoietic indication; and
●	€0.3 million for the third lympho-hematopoietic indication.

No Option Fee is due for the fourth lympho-hematopoietic indication and any subsequent lympho-hematopoietic indications.

The Company has the right to extend the LHI Option Period twice for additional 12-month periods, subject to the payment of specified extension fees.

Prior to the effective date of the ARLA, the Company paid OSR an upfront fee in amount equal to €250,000 pursuant to the Original OSR License Agreement.

Pursuant to the ARLA, as consideration, the Company agreed to pay OSR additional license fees equal to up to €875,000 in total.

In addition, the Company has agreed to pay OSR royalties and certain milestone events as described in more detail in Note 13. Commitments and contingencies.

As part of the ARLA, the Company has agreed to use reasonable efforts to involve OSR in Phase I clinical trials for licensed products in the field of use, subject to OSR maintaining any required quality standards and providing its services on customary and reasonable terms and consistent with then-applicable market standards. (See Note 13. Commitments and contingencies.)

OSR maintains control of the preparation, prosecution and maintenance of the patents licensed. The Company is obligated to pay those costs unless additional licensees benefit from these rights, in which case the cost will be shared pro rata. OSR controls enforcement of the patents and know-how rights, at its own expense. In the event that OSR fails to file suit to enforce such rights after notice from the Company, the Company has the right to enforce the licensed technology within the field of use. Both the Company and OSR must consent to settlement of any such litigation, and all monies recovered will be shared, after reimbursement for costs, in relation to the damages suffered by each party, or failing a bona fide agreement between the Company and OSR, on a 50% - 50% basis.

The ARLA expires upon the expiry of the “Royalty Term” for all licensed products and all countries, unless terminated earlier. The Royalty Term begins on the first commercial sale of a licensed product in each country, on a country by country basis, and ends upon the later of the (a) expiration of the commercial exclusivity for such product in that country (wherein the commercial exclusivity refers to any remaining valid licensed patent claims covering such licensed product, any remaining regulatory exclusivity to market and sell such licensed product or any remaining regulatory data exclusivity for such licensed product), and (b) 10 years from the first commercial sale of such licensed product in such country.

The parties may terminate the agreement in the event the other party breaches its obligations therein, which termination shall become effective 60 business days following written notice thereof to the breaching party. The breaching party shall have the right to cure such breach or default during such 60 business days. OSR may terminate the agreement for failure to pay in the event that the Company fail to pay any of the upfront payment, additional license fees, sublicensing income or milestone payments within 30 days of due dates for each. In addition, OSR may terminate (with a 60-business-day prior written notice) the Company’s rights as to certain fields of use for the Company’s failure to achieve certain development milestones for specified licensed products within certain time periods, which may be subject to extension. In addition, OSR may terminate the agreement in the event that commercialization of a licensed product is not started within 24 months from the grant of both (i) the MAA approval and (ii) the pricing approval of such licensed product, provided that such termination will relate solely to such licensed product and to such country or region to which both such MAA approval and pricing approval were granted.

At June 30, 2023, the cumulative total amount of expenses for the OSR clinical trial activity from inception amounted to approximately €10.2 million and it includes the cost for the exercise of the first and the second solid cancer indication option fee of €1.0 million as well as the cost for ARLA fees for €0.2 million.

At June 30, 2023, there were no pending activities with OSR related to any agreement in place prior to the ARLA effective date, except for the project called “TEM-MM unspent budget reallocated to the TEM-GBM study”, for which the last tranche of activities corresponding to the 20% of the total project amounting to €197,500, as a whole, is still to be completed.

Operating leases

The Company entered into a non-cancelable lease agreement for office space in January 2020. (See Note 13. Commitments and contingencies.)